Submission	Jun. 22, 2026
Submission [Line Items]
Central Index Key	0001987221
Registrant Name	John Hancock Comvest Private Income Fund
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES